RS INVESTMENT TRUST

THE INFORMATION AGE FUND®

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

June 11, 2007

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of RS Internet Age Fund® (the “Acquired Fund”), a series of RS Investment Trust (the “Trust”), into The Information Age Fund® (the “Acquiring Fund”), another series of the Trust (each of the Acquired Fund and Acquiring Fund is referred to sometimes herein as a “Fund” and, collectively, they are sometimes referred to herein as the “Funds”).

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated June 11, 2007 (the “Prospectus/Proxy Statement”) of the Acquiring Fund.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement.  The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to RS Investment Trust at 388 Market Street, San Francisco, California 94111, or by calling 1-800-766-FUND.

I.  Additional Information about the Acquiring Fund and the Acquired Fund.

This SAI is accompanied by the Statement of Additional Information of the Trust dated May 1, 2007 (the “Trust SAI”), which has been filed with the Securities and Exchange Commission.  The information regarding the Acquiring Fund and the Acquired Fund contained in the Trust SAI is hereby incorporated by reference into this SAI.

II.  Financial Statements.

A.            Annual Report

This SAI is accompanied by the Annual Report to Shareholders of the Trust for the year ended December 31, 2006 (the “Annual Report”).  The Annual Report contains historical financial information regarding both the Acquired Fund and the Acquiring Fund.  The Annual Report, including the report of PricewaterhouseCoopers LLP contained therein, has been filed with the Securities and Exchange Commission on Form N-CSR on March 9, 2007 (File No. 811-5159; Accession No. 0000935069-07-000597), and the audited financial statements relating to the Acquired Fund and the Acquiring Fund, and such report of PricewaterhouseCoopers LLP, included in the Annual Report are incorporated herein by reference.

B.            Unaudited Pro Forma Combined Financial Statements:

Pro forma financial statements of the Acquiring Fund for the Reorganization are provided on the following pages.

The accompanying unaudited pro forma combining investment portfolio and statement of assets and liabilities assume that the exchange described in the next paragraph occurred as of December 31, 2006 and the unaudited pro forma combining statement of operations for the twelve months ended December 31, 2006 presents the results of operations of the Acquiring Fund as if the combination with the Acquired Fund had been consummated at December 31, 2005.  The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at December 31, 2005.  These historical statements have been derived from the Acquiring Fund’s and the Acquired Fund’s books and

2

records utilized in calculating daily net asset value at December 31, 2006, and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and for a number of the Acquiring Fund’s shares equal in value to the value of the net assets of the Acquired Fund transferred to the Acquiring Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Acquiring Fund for pre-combination periods will not be restated.

The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of the Acquiring Fund and the Acquired Fund incorporated by reference in this SAI.

3

THE INFORMATION AGE FUND ®

RS INTERNET AGE FUND ®

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

DECEMBER 31, 2006

					Pro Forma
	RS	The			The
	Internet Age	Information	Pro Forma		Information
	Fund ®	Age Fund ®	Adjustments		Age Fund ®
Assets
Investments, at value	$64,398,531	$84,671,316	$(244,771	)(a)	$148,825,076
Deposits with brokers for securities sold short	583,917	0	(583,917	)(a)	0
Receivable for fund shares subscribed	1,332,626	43,622	0		1,376,248
Dividends / interest receivable	8,782	13,267	0		22,049
Prepaid expenses	1,549	1,700	0		3,249
Other receivables	35	8,311	0		8,346
Total Assets	66,325,440	84,738,216	(828,688)		150,234,968

Liabilities
Cash due to broker	113,931	0	(113,931	)(a)	0
Securities sold short	714,757	0	(714,757	)(a)	0
Payable for fund shares redeemed	144,008	39,357	0		183,365
Payable to adviser	54,930	72,634	0		127,564
Payable to distributor	13,733	18,159	0		31,892
Deferred trustees’ compensation	23,501	35,686	0		59,187
Accrued expenses / other liabilities	80,449	87,021	(92,975	)(e)	74,495
Total Liabilities	1,145,309	252,857	(921,663)		476,503

Total Net Assets:	$65,180,131	$84,485,359	$92,975		$149,758,465

Net Assets Consist of:
Paid-in capital	$171,067,548	$68,257,308	$(115,519,035	)(b)	$123,805,821
Accumulated undistributed net investment loss	(23,501)	(35,687)	116,476	(b)	57,288
Accumulated net realized gain (loss) from investments and securities sold short and translation of assets and liabilities in foreign currencies	(120,495,534)	1,094,270	115,364,694	(b)	(4,036,570	)(c)

Net unrealized appreciation (depreciation) on investments and securities sold short and translation of assets and liabilities in foreign currencies	14,631,618	15,169,468	130,840	(a)	29,931,926
Total Net Assets	$65,180,131	$84,485,359	$92,975		$149,758,465

Investments, at Cost	$49,636,072	$69,501,848	$(244,771)		$118,893,149

Proceeds from Securities Sold Short	$583,817	$0	$(583,817)		$0

Pricing of Shares
Net Asset Value, offering, and redemption price per share, Class A	$7.95	$15.88	$0		$15.89
Maximum offering price per share (100/95.25 of NAV)	$8.35	$16.67	$0		$16.68
Net Assets	$65,180,131	$84,485,359	$0		$149,758,465
Shares of beneficial interest outstanding with no par value	8,201,646	5,320,214	(4,097,121	)(d)	9,424,739

(a)  Adjustments reflect transactions required to cover short sales of the RS Internet Age Fund® assuming that the Reorganization had occurred as of December 31, 2006.

(b)  Adjustments reflect the elimination of certain components of RS Internet Age Fund ® capital accounts in conjunction with the Reorganization.

(c)  Includes estimated capital loss carryovers of the RS Internet Age Fund ® that may be used by Information Age Fund ® subject to limitations under the Internal Revenue Code of 1986 and applicable Treasury Regulations.

(d)  Reflects the effect of the transfer of assets of the RS Internet Age Fund ®, and the assumption of the liabilities by the Information Age Fund®, in exchange for shares of the Information Age Fund ®.

(e) Adjustment reflects decrease due to the elimination of duplicative expenses achieved by merging the funds.

THE INFORMATION AGE FUND ®

RS INTERNET AGE FUND ®

PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2006

		The			Pro Forma
	RS Internet	Information	Pro Forma		The Information
	Age Fund ®	Age Fund ®	Adjustments		Age Fund ®
Investment Income
Interest income	$196,312	$241,625	$0		$437,937
Dividend income	21,007	65,473	0		86,480
Withholding taxes on foreign dividends	(2,488)	(449)	0		(2,937)
Total Investment Income	214,831	306,649	0		521,480

Expenses
Investment advisory fees	736,774	858,008			1,594,782
Distribution fees	184,193	214,502	0		398,695
Transfer agent fees	118,207	104,672	0		222,879
Accounting / administrative service fees	49,155	65,102	(36,886	)(a)	77,371
Shareholder reports	63,410	66,429	(28,380	)(a)	101,459
Registration fees	32,900	20,779	(15,786	)(a)	37,893
Custodian fees	18,232	24,893	(10,670	)(a)	32,455
Professional fees	13,537	16,557	(5,607	)(a)	24,487
Trustees’ fees and expenses	6,248	7,847	(4,243	)(a)	9,852
Other expenses	17,225	18,745	(133	)(a)	35,837
Total Expenses	1,239,881	1,397,534	(101,705)		2,535,710
Less: Expense waiver by advisor	(4,098)	(4,632)	8,730	(a)	0
Total Expenses, Net	1,235,783	1,392,902	(92,975)		2,535,710

Net Investment (Loss)	(1,020,952)	(1,086,253)	92,975		(2,014,230)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Securities Sold Short
Net realized gain from investments and foreign currency transactions	7,493,350	11,117,484	0		18,610,834
Net realized (loss) from securities sold short	(125,459)	0	(130,840	)(b)	(256,299)
Net change in unrealized (depreciation) on investments and on translation of assets and liabilities in foreign currency	(5,836,439)	(3,335,212)	0		(9,171,651)
Net change in unrealized (depreciation) on securities sold short	(130,840)	0	130,840	(b)	0
Net Gain on Investments	1,400,612	7,782,272	0		9,182,884

Net Increase In Net assets Resulting from Operations	$379,660	$6,696,019	$92,975		$7,168,654

(a) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(b)  Adjustment reflects a reclassification related to transactions required to cover short sales of the RS Internet Fund ® assuming that the Reorganization occurred as of December 31, 2006.

THE INFORMATION AGE FUND ®

RS INTERNET AGE FUND ®

PRO FORMA COMBINING SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

							Pro Forma
		RS Internet Age		The Information Age			The Information Age
	Pro Forma	Fund ®		Fund ®			Fund ®
	% of		Market		Market	Pro Forma		Market
	Market Value	Shares	Value	Shares	Value	Adjustments	Shares	Value
COMMON STOCKS	98.7%

ADVERTISING AGENCIES	9.1%
aQuantive, Inc. [1]		97,130	$2,395,226	74,150	$1,828,539		171,280	$4,223,765
Marchex, Inc., Class B		183,870	2,460,180	132,670	1,775,125		316,540	4,235,305
ValueClick, Inc.[1]		103,200	2,438,616	110,320	2,606,861		213,520	5,045,477
			7,294,022		6,210,525			13,504,547

COMMUNICATIONS & MEDIA	0.7%
Linktone Ltd., ADR [1,2]		209,990	1,089,848	0	0		209,990	1,089,848
			1,089,848		0			1,089,848

COMMUNICATIONS TECHNOLOGY	9.4%
Acme Packet, Inc.[1]		39,780	821,059	50,270	1,037,573		90,050	1,858,632
Atheros Communications[1]		0	0	38,570	822,312		38,570	822,312
AudioCodes Ltd. [1]		47,570	445,731	62,030	581,221		109,600	1,026,952
Brocade Communications Systems, Inc.[1]		0	0	114,150	937,172		114,150	937,172
Cbeyond, Inc.[1]		26,490	810,329	0	0		26,490	810,329
China GrenTech Corp. Ltd., ADR [1,2]		0	0	35,800	660,152		35,800	660,152
Optium Corp.[1]		20,290	506,032	27,080	675,375		47,370	1,181,407
QUALCOMM, Inc.		0	0	38,590	1,458,316		38,590	1,458,316
Sonus Networks, Inc. [1]		127,520	840,357	166,500	1,097,235		294,020	1,937,592
WebEx Communications, Inc. [1]		44,574	1,555,187	49,430	1,724,613		94,004	3,279,800
			4,978,695		8,993,969			13,972,664

COMPUTER SERVICES, SOFTWARE & SYSTEMS	23.9%
Adobe Systems, Inc. [1]		11,210	460,955	12,980	533,738		24,190	994,693
Akamai Technologies, Inc. [1]		33,120	1,759,334	42,930	2,280,442		76,050	4,039,776
Altiris, Inc. [1]		60,940	1,546,657	58,158	1,476,050		119,098	3,022,707
Blackbaud, Inc.		0	0	45,150	1,173,900		45,150	1,173,900
Citrix Systems, Inc. [1]		8,930	241,557	22,530	609,437		31,460	850,994
Concur Technologies, Inc.[1]		42,910	688,276	57,010	914,440		99,920	1,602,716
Digital River, Inc. [1]		33,490	1,868,407	28,640	1,597,826		62,130	3,466,233
Digitas, Inc. [1]		95,380	1,279,046	40,530	543,507		135,910	1,822,553
DivX, Inc.[1]		3,480	80,284	4,380	101,047		7,860	181,331
Equinix, Inc.[1]		12,310	930,882	14,760	1,116,151		27,070	2,047,033
F5 Networks, Inc. [1]		0	0	11,740	871,225		11,740	871,225
Informatica Corp. [1]		37,150	453,601	76,320	931,867		113,470	1,385,468
Microsoft Corp.		0	0	79,400	2,370,884		79,400	2,370,884
Nuance Communications, Inc.[1]		54,760	627,550	72,750	833,715		127,510	1,461,265
Omniture, Inc. [1]		131,650	1,853,632	78,600	1,106,688		210,250	2,960,320
Red Hat, Inc. [1]		17,040	391,920	21,720	499,560		38,760	891,480
Salesforce.com, Inc.[1]		21,620	788,049	26,370	961,186		47,990	1,749,235
SAVVIS, Inc.[1]		19,810	707,415	26,550	948,100		46,360	1,655,515
Sigma Designs, Inc. [1]		17,510	445,630	23,260	591,967		40,770	1,037,597
Submarino SA, GDR 144A 2,3		30,000	1,966,932	0	0		30,000	1,966,932
			16,090,127		19,461,730			35,551,857

COMPUTER TECHNOLOGY	12.2%
Apple Computer, Inc.[1]		0	0	24,140	2,048,038		24,140	2,048,038
Hewlett-Packard Co.		0	0	32,890	1,354,739		32,890	1,354,739
Logitech International S.A.[1]		18,240	521,482	24,370	696,738		42,610	1,218,220
NVIDIA Corp.[1]		0	0	23,230	859,742		23,230	859,742
Rackable Systems, Inc. [1]		20,360	630,549	85,930	2,661,252		106,290	3,291,801
SanDisk Corp.[1]		9,548	410,850	36,628	1,576,103		46,176	1,986,953
Seagate Technology		0	0	67,640	1,792,460		67,640	1,792,460
Synaptics, Inc.[1]		45,000	1,336,050	134,610	3,996,571		179,610	5,332,621
Trident Microsystems, Inc. [1]		12,620	229,432	0	0		12,620	229,432
			3,128,363		14,985,643			18,114,006

CONSUMER ELECTRONICS	13.6%
Google, Inc., Class A [1,6]		5,910	2,721,437	4,970	2,288,586		10,880	5,010,023
Netflix, Inc. [1]		99,040	2,561,174	52,380	1,354,547		151,420	3,915,721
The9 Ltd., ADR [1,2]		85,000	2,738,700	72,900	2,348,838		157,900	5,087,538
THQ, Inc. [1]		42,080	1,368,442	48,210	1,567,789		90,290	2,936,231
Yahoo! Inc. [1,6]		78,870	2,014,340	50,178	1,281,546		129,048	3,295,886
			11,404,093		8,841,306			20,245,399

CONSUMER PRODUCTS	2.5%
Nintendo Co. Ltd., ADR [2]		55,000	1,787,500	59,600	1,937,000		114,600	3,724,500
			1,787,500		1,937,000			3,724,500

ELECTRICAL EQUIPMENT & COMPONENTS	0.5%
Color Kinetics, Inc. [1]		34,550	737,643	0	0		34,550	737,643
			737,643		0			737,643

ELECTRONICS - SEMICONDUCTORS & COMPONENTS	13.2%
Applied Micro Circuits Corp. [1]		0	0	283,840	1,010,470		283,840	1,010,470
First Solar, Inc. [1]		2,160	64,368	2,890	86,122		5,050	150,490
IPG Photonics Corp. [1]		18,180	436,320	24,250	582,000		42,430	1,018,320
Marvell Technology Group Ltd. [1]		0	0	43,980	843,976		43,980	843,976
O2Micro International Ltd., ADR [1,2]		389,950	3,334,073	514,290	4,397,180		904,240	7,731,253
PLX Technology, Inc. [1]		123,810	1,614,482	164,422	2,144,063		288,232	3,758,545
Silicon Image, Inc. [1]		0	0	57,040	725,549		57,040	725,549
Silicon Motion Technology Corp., ADR [1,2]		56,960	903,955	88,160	1,399,099		145,120	2,303,054
Techwell, Inc. [1]		83,460	1,340,368	0	0		83,460	1,340,368
Volterra Semiconductor Corp. [1]		0	0	52,710	790,650		52,710	790,650
			7,693,566		11,979,109			19,672,675

HEALTH CARE SERVICES	1.0%
WebMD Health Corp., Class A [1]		16,360	654,727	20,900	836,418		37,260	1,491,145
			654,727		836,418			1,491,145

PRINTING & COPYING SERVICES	0.9%
VistaPrint Ltd. [1]		39,010	1,291,621	0	0		39,010	1,291,621
			1,291,621		0			1,291,621

PRODUCTION TECHNOLOGY EQUIPMENT	1.7%
Cymer, Inc. [1]		0	0	16,010	703,640		16,010	703,640
KLA-Tencor Corp.		0	0	21,030	1,046,242		21,030	1,046,242
Ultratech, Inc. [1]		0	0	68,370	853,258		68,370	853,258
			0		2,603,140			2,603,140

RETAIL	3.3%
Blue Nile, Inc. [1]		15,880	585,813	0	0		15,880	585,813
GSI Commerce, Inc. [1]		133,360	2,500,500	56,939	1,067,606		190,299	3,568,106
Overstock.com, Inc. [1]		23,030	363,874	0	0		23,030	363,874
Shutterfly, Inc. [1]		12,590	181,296	16,190	233,136		28,780	414,432
			3,631,483		1,300,742			4,932,225

SERVICES - COMMERCIAL	4.4%
Accenture, Ltd., Class A		0	0	49,860	1,841,330		49,860	1,841,330
Ctrip.com International Ltd., ADR [2]		45,460	2,840,341	30,080	1,879,398		75,540	4,719,739
			2,840,341		3,720,728			6,561,069

TELECOMMUNICATIONS EQUIPMENT	0.8%
Occam Networks, Inc. [1]		30,520	503,580	39,070	644,655		69,590	1,148,235
			503,580		644,655			1,148,235

UTILITIES - TELECOMMUNICATIONS	1.5%
Globalstar, Inc. [1]		3,470	48,268	4,450	61,900		7,920	110,168
Time Warner Telecom, Inc., Class A [1]		50,670	1,009,853	53,580	1,067,849		104,250	2,077,702
			1,058,121		1,129,749			2,187,870

TOTAL COMMON STOCKS (Cost $49,423,758 & $67,479,333)			64,183,730		82,644,714			146,828,444

OTHER INVESTMENTS- FOR TRUSTEE DEFERRED COMPENSATION PLAN	0.0%
RS Emerging Growth Fund, Class A [4]		47	1,676	70	2,499		117	4,175
RS Global Natural Resources Fund, Class A [4]		177	5,463	267	8,227		444	13,690
RS Growth Fund, Class A 4		19	283	22	332		41	615
RS Investors Fund, Class A [4]		63	739	73	856		136	1,595
RS MidCap Opportunities Fund, Class A [4]		72	1,019	106	1,500		178	2,519
RS Partners Fund, Class A [4]		249	8,738	389	13,639		638	22,377
RS Smaller Company Growth Fund, Class A [4]		262	5,538	406	8,576		668	14,114
RS Value Fund, Class A [4]		2	45	2	57		4	102

TOTAL OTHER INVESTMENTS (Cost $21,014 & $31,599)			23,501		35,686			59,187

SHORT-TERM INVESTMENTS	1.3%
BlackRock Liquidity Funds TempCash Portfolio-Institutional Shares [5]			191,300		1,990,916	(244,771)		1,937,445
TOTAL SHORT TERM INVESTMENTS (Cost $191,300 & $1,990,916)			191,300		1,990,916	(244,771)		1,937,445

TOTAL INVESTMENTS (Cost $49,636,072 & $69,501,848)		64,398,531		84,671,316	(244,771)	148,825,076

SCHEDULE OF SECURITIES SOLD SHORT

Financial Information Services
Move, Inc.	129,720	714,757	0	0	(714,757)	0

TOTAL SECURITIES SOLD SHORT (COST $583,917 & $0)		714,757		0	(714,757)	0

1               Non income producing security.

2               ADR — American Depository Receipt.  GDR - Global Depository Receipt.

3               Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

4               Investments in designated RS Mutual Fund under a deferred compensation plan adopted May 6, 2002 for disinterested Trustees.

5               Money Market Fund registered under the Investment Company Act of 1940.

6               A portion of the security is held as collateral for short positions.  Applicable to the RS Internet Age Fund® only.

THE INFORMATION AGE FUND®

Pro forma Notes to Combining Financial Statements

December 31, 2006

(Unaudited)

1. Description of the Fund

The Information Age Fund® (“Acquiring Fund”), a series of the RS Investment Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Effective October 9, 2006 the Acquiring Fund offers of two classes of shares: Class A and Class K.  The two classes differ principally in their respective sales charges, shareholder servicing fees and distribution fees.  In general, both classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive voting rights with respect to matters affecting only individual classes.  There were no Class K shares issued at December 31, 2006.

2. Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the RS Internet Age Fund® (“Target Fund”), also a series of the RS Investment Trust, by the Acquiring Fund as if such acquisition had taken place on December 31, 2006 or, in the case of the Pro Forma Combining Statement of Operations, December 31, 2005.

Under the terms of the Plan of Reorganization, the combination of the Target Fund and the Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies.  The acquisition will be accomplished by an acquisition of the net assets of the Target Fund in exchange for shares of the Acquiring Fund at net asset value.  The statement of assets and liabilities and the related statement of operations of the Target Fund and the Acquiring Fund have been combined as of and for the twelve months ended December 31, 2006.  Following the acquisition, the Acquiring Fund will be the survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investments securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included in their annual reports for the year ended December 31, 2006.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Fund by the Acquiring Fund had taken place as of December 31, 2006.

3. Portfolio Valuation

Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or if there were no sales that day, at the mean between the closing bid and asked prices.  Securities traded on the Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq official closing price, which may not be the last sale price.  If the Nasdaq official closing price is not available for a security, that security will generally be valued using the last reported sale price, or if no sales are reported, at the mean between the closing bid and asked prices.  Short-term instruments that will mature in 60 days or less are valued at amortized cost, which approximates market value.  Investments in open-end management investment companies that are registered under the 1940 Act are valued based upon the net asset value of such investment companies.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued using methods approved by the Board of Trustees.

Securities for which market quotations are not readily available or for which market quotations are considered unreliable are valued at their fair values as determined in accordance with the guidelines and procedures adopted by the Funds’ Board of Trustees.  Certain securities may be restricted to resale.  In cases where securities of the same class are publicly traded, the restricted securities are valued based on the market value of the publicly traded securities, subject to discounts at levels determined in accordance with procedures approved by the Board of Trustees.  Other restricted securities are initially valued at cost.

4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at December 31, 2006, in connection with the proposed reorganization.  The number of shares assumed to be issued is equal to the net asset value of shares of the Target Fund, as of December 31, 2006, divided by the net asset value per share of the Acquiring Fund as of December 31, 2006.  The pro forma number of shares outstanding, by class, for the combined fund consists of the following at December 31, 2006:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	5,320,214	4,104,525	9,424,739
Class K	—	—	—

5. Federal Income Taxes

Both funds have elected to be taxed as a “regulated investment company” under the Internal Revenue Code.  After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes.  The tax cost of investments will remain unchanged for the combined fund.

THE INFORMATION AGE FUND®

Pro forma

Capitalization and Ratios

December 31, 2006

(Unaudited)

The Pro Forma Capitalization and Ratios and the Pro Forma Annual Fund Operating Expenses which follow below are not required by the SEC as part of the Pro Forma Financial Statements.  However, we have included them here as they are prepared to support disclosures required in Form N-14.

	Target Fund	Acquiring Fund	Pro Forma Combined
Net Assets(a)
Class A	$65,180,131	$84,485,359	$149,758,465
Class K	—	—	—

Net Asset Value Per Share(a)
Class A	$7.95	$15.88	$15.89
Class K	—	—	—

Shares Outstanding (a)
Class A	8,201,646	5,320,214	9,424,739
Class K	—	—	—

Ratio of expenses to average net assets (a)
Class A	1.67%	1.61%	1.60%
Class K	—	—	—

(a) There were no Class K shares issued at December 31, 2006

THE INFORMATION AGE FUND®

Pro forma

Annual Fund Operating Expenses

For the Twelve Months Ended December 31, 2006

(Unaudited)

	Target Fund		Acquiring Fund		Pro Forma Combined Fund
	Class A	Class K	Class A	Class K	Class A	Class K

Management fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

12b-1 fees	.25%	.65%	.25%	.65%	.25%	.65%

Other expenses (a)	.42%	.41%	.35%	.38%	.34%	.35%

Acquired fund fees & expenses (b)	0.00%	0.00%	.01%	0.01%	.01%	0.01%

Total annual operating expenses	1.67%	2.06%	1.61%	2.04%	1.60%	2.01%

(a) “Other Expenses” have been restated to reflect current fees.  “Other Expenses” of the RS Internet Age Fund include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles of 0.01% or less of the Fund’s average daily net assets for the fiscal year ended December 31, 2006.

(b) The amounts indicated for Information Age Fund are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles (“Acquired Funds”) for the fiscal year ended December 31, 2006.